Average Annual Total Returns - Delaware Select Growth Fund	Russell 3000® Growth Index 1 year	Russell 3000® Growth Index 5 years	Russell 3000® Growth Index 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years or lifetime	Class C 1 year	Class C 5 years	Class C 10 years or lifetime	Class R 1 year	Class R 5 years	Class R 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years or lifetime
Total	(25.85%)	24.56%	19.39%	(2.77%)	16.56%	13.03%	(4.56%)	12.37%	9.70%	(1.21%)	12.04%	9.66%	1.53%	17.06%	12.85%	2.92%	17.66%	13.42%	3.43%	18.25%	13.99%